Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Receivables

	December 31, 2019	December 31, 2018

Trade receivables and other	$21,284	$14,623

Due from related parties (Note 22)	5,763	15,641

	$27,047	$30,264